Long-Term Debt - Debt Compliance (Narrative) (Details)	Oct. 05, 2015
Minimum
Debt Instrument [Line Items]
Minimum interest coverage ratio	2.25
Maximum
Debt Instrument [Line Items]
Maximum total leverage ratio after qualified capital raise	4.5
Maximum senior secured leverage ratio	2.75